SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average fair value of warrants issued	$ 3.96	$ 0.84
Risk-free interest rate	3.56%	1.04%
Estimated life	5 years	5 years
Expected volatility	75.91%	73.69%
Expected dividend yield	0.00%	0.00%
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average fair value of warrants issued	$ 1.60
Weighted average fair value of warrants issued	$ 1.30
Risk-free interest rate	1.33%
Estimated life	2 years
Expected volatility	100.13%
Expected dividend yield	0.00%